Transaction costs including legal, financial, audit, US and Canadian regulatory costs	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Costs and Expenses [Abstract]
Transaction costs including legal, financial, audit, US and Canadian regulatory costs [Text Block]
18. Transaction costs including legal, financial, audit, US and Canadian regulatory costs

The Company incurred costs associated with the Change of Business transaction, due diligence of acquisition targets, financing costs, US regulatory costs and the associated accounting and regulatory costs. While these costs are crucial to future operations, they do not represent regular operational costs of the business. The Company presents these costs separately to better allow investors to evaluate the operational status of the Company independently of financing, regulatory and other transaction focused expenses, which were as follows:

	May 31, 2022	May 31, 2021
Consulting and professional fees	456,092	326,392
General expenses	79,354	12,283
Transaction costs	535,446	338,675

19. Transaction costs including legal, financial, audit, US and Canadian regulatory costs

The Company incurred substantial costs associated with the Change of Business transaction, due diligence of acquisition targets, financing costs, US regulatory costs and the associated accounting and regulatory costs. While these costs are crucial to future operations, they do not represent regular operational costs of the business. The Company presents these costs separately to better allow investors to evaluate the operational status of the Company independently of financing, regulatory and other transaction focused expenses, which were as follows:

	February 28, 2022	February 28, 2021
Consulting and professional fees	2,715,001	1,436,217
General expenses	1,127,733	207,375
Transaction Costs Including: Audit, Legal, and US Regulatory	3,842,734	1,643,592